Other long-term liabilities	12 Months Ended
Dec. 31, 2019
Seaspan [Member]
Other Long Term Liabilities [Line Items]
Other long-term liabilities

12.      Other long-term liabilities:

	2019	2018
Deferred gain on sale-leasebacks (a)	$—	$181.0
Other	19.0	32.3
Other long-term liabilities	19.0	213.3
Current portion of other long-term liabilities	(7.8)	(32.2)
Other long-term liabilities	$11.2	$181.1

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(a)	Upon adoption of ASU 2016-02, the Company recorded an adjustment through deficit to recognize the deferred gain related to sale-leaseback transactions under operating lease arrangements (note 2(s)).